Taxes on Income	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes on Income

Note 15 – Taxes on Income:

A.	Tax rates applicable to the Company

The corporate tax rate has been 23% since 2018.

B.	Tax assessments

In accordance with the agreement with the tax authorities, the Company has tax assessments that are considered as final up to and including the tax year 2018.

C.	Carryforward tax losses and other temporary differences

The Company has business losses and capital losses for tax purposes which are carried forward to future years and which amount to, as of December 31, 2024, a total of approximately NIS 161,770 thousand.

D.	Deferred taxes

The Company recorded deferred tax in the amount of NIS 37,207 thousand in respect of the balance of carryforward loss in the amount of NIS 161,770 thousand.

(1)	Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	24,681
(liability) as at January 1, 2024
Changes recognized in biological assets	(966)
Changes recognized in carryforward tax losses	14,228
Other changes	422

Balance of deferred tax asset
(liability) as at December 31, 2024	38,365

E.	Current taxes

The Company recorded a provision for current taxes in the amount of NIS 14,530 thousand.

F.	Taxes on income which are included in the statements of profit or loss.

For the year ended December 31

	2024	2023	2022
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense	(846)	6,294	17,708
Deferred tax (income)	(13,684)	(4,046)	(17,615)

Tax expense (benefit)	(14,530)	2,248	93

Note 15 – Taxes on Income: (Cont.)

G.	A reconciliation between the theoretical tax on earnings before income and tax expenses for the year ended December 31

	2024	2023	2022
	NIS in thousands
Loss (Profit) before taxes on income	87,323	61,285	(43,842)
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	20,084	14,096	(10,084)
Nondeductible expenses	(916)	(482)	(2,999)
Nondeductible Share-based payment	(525)	(596)	(2,049)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	-	-	12,837
Change in temporary differences for which deferred taxes are not recognized	(2,199)	529	(1,075)
Impairment losses on goodwill		(14,513)	-
Other permanent differences	(1,914)	(1,282)	3,277
Income tax benefit (expense)	14,530	(2,248)	(93)